Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	$ 166,438
Short-term loan, Net	397,480	$ 717,193
Less current portion	(264,177)	(512,435)
Long-term loans payable	133,303	204,758
Hire purchases – Motor Vehicle [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	166,438	248,768
Term loan I [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross		154,195
Term loan II [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross		147,697
Short-term loan [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	$ 231,042	$ 166,533